Average Annual Total Returns - AST Cohen and Steers Global Realty Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	FTSE EPRA/NAREIT Developed Real Estate Net Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE EPRA/NAREIT Developed Real Estate Net Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE EPRA/NAREIT Developed Real Estate Net Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(2.95%)	5.30%	6.35%	(9.04%)	3.74%	5.44%